Note 20 - Commitments and Contingencies (Details) - Minimum Operating Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum Operating Lease Payments [Abstract]
2015	$ 77,208
2016	68,407
2017	51,676
2018	41,899
2019	35,073
Thereafter	$ 95,697